DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

December 19, 2007

Securities and Exchange Commission
Division of  Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:   Dreyfus Institutional Preferred Money Market Funds (the "Fund")
         Registration Statement on Form N-1A (File No. 333-26513)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that, with regard to its Dreyfus Institutional Preferred Money Market Fund series:

(1)

each Prospectus and the Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on December 5, 2007.

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

By: /s/ Jeff Prusnofsky
       Jeff Prusnofsky
       Vice  President